Exhibit 99.1

KPMG LLP

1676 International Drive

McLean, VA 22102

Independent Accountants’ Report on Applying Agreed-Upon Procedures

RAIT Partnership, L.P. (the “Company”)

Citigroup Global Markets Inc.

UBS Securities, LLC

Barclays Capital Inc.

(together, with the Company, the “Specified Parties”)

Re:    RAIT 2017-FL8 – Loan File Procedures

We have performed the procedures described below, which were agreed to by the Specified Parties, on specific attributes identified by the Company contained in an electronic data file entitled “RAIT 2017-FL8 Accounting Tape 11.08.17.xls” provided to us on November 8, 2017 (the “Data File”) containing information on 24 mortgage loans (the “Mortgage Loans”) and 27 related mortgaged properties (the “Mortgaged Properties”) which we were informed are intended to be included as collateral in the offering of the Floating Rate Notes by RAIT 2017-FL8 Trust. The Company is responsible for the specified attributes identified by the Company in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Unless otherwise noted, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were attributable to rounding.

•	The term “recomputed” means recalculated and compared the results to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were attributable to rounding.

•	The term “rounding” means that amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform procedures and listed in Attachment A.

•	The term “Loan File” means the copies of source documents made available by the Company and listed in Attachment A. The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures and listed in Attachment B

•	The term “Calculation Methodology” means the field listed in Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.

•	The term “Instructions” means the instructions provided by the Company pertaining to a specific attribute, methodology or value and described in Attachment C.

We were instructed by the Company to perform the following agreed-upon procedures on all Mortgage Loans and all related Mortgaged Properties in the Data File.

A.	We compared the Compared Attributes in the Data File to the corresponding information set forth in the Loan File (subject to the Instructions). Where more than one document was indicated, we used the highest priority document that we could locate in the Loan File. The document priority is the order provided by the Company, which is summarized on Attachment A, with the highest priority document listed first.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with

KPMG International Cooperative (“KPMG International”), a Swiss entity.

We found such information in the Data File to be in agreement.

B.	Using (i) certain information in the Data File, (ii) the Calculation Methodology, and (iii) the Instructions, we recomputed the Recomputed Attributes in the Data File and compared the results of our recomputations to the corresponding information contained in the Data File.

We found such information in the Data File to be in agreement.

There were no conclusions that resulted from the procedures.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Company in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The procedures performed were applied based on the recomputation methodologies, assumptions, instructions, materiality thresholds and information provided to us by the Company, without verification or evaluation of such methodologies, instructions, assumptions, documents and information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the methodologies, assumptions, instructions, or information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and Mortgaged Properties, (iii) the reliability or accuracy of the documents furnished to us by the Company which were used in our procedures, (iv) the adequacy of the disclosures in the Data File, or as to whether any of the statements expressed therein omit any material facts, or (v) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).

The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and NRSROs, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

November 8, 2017

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute	Source Document

Loan Status	Provided by the Company

Loan / Property Name	Provided by the Company

Property Address	Appraisal Report

City	Appraisal Report

State	Appraisal Report

Zip Code	Appraisal Report

County	Appraisal Report

Property Type	Appraisal Report

Sub Property Type	Appraisal Report

Property Size	Appraisal Report/Engineering Report/Company Underwriting Schedule

Property Size Unit Type	Appraisal Report/Company Underwriting Schedule

Year Built	Appraisal Report/Engineering Report

Year Renovated	Appraisal Report/Engineering Report

Occupancy Percentage	Company Underwriting Schedule/Certified Rent Roll

Occupancy as of Date	Company Underwriting Schedule/Certified Rent Roll

Cut-off Date Balance	Provided by the Company

Cut-off Date	Provided by the Company

Cross Collateralized (Mortgage Loan Group)	Promissory Note/Loan Agreement

Cross Defaulted (Mortgage Loan Group)	Promissory Note/Loan Agreement

Cross Release Mech	Promissory Note/Loan Agreement

Cross Collateralized Mortgage Loan Group Aggregate Cut-Off Date Balance	Promissory Note/Loan Agreement

Related (Mortgage Loan Group)	Promissory Note/Loan Agreement

Related Mortgage Loan Group Aggregate Cut-Off Date Balance	Promissory Note/Loan Agreement

Lien Position	Title Policy/Promissory Note

Ownership Interest	Title Policy/Promissory Note

ATTACHMENT A

Attribute	Source Document

Ground Lease Maturity Date	Ground Lease

Is the ground lease subordinate to any mortgages on the leasehold interest? (Yes/No/Silent)	Promissory Note/Loan Agreement/Title Policy

Ground Lease Payment (Annual)	Ground Lease

Ground Lease Expiration Date	Ground Lease

Ground Lease Extension (Y/N)	Ground Lease

# of Ground Lease Extension Options	Ground Lease

Ground Lease Expiration Date with Extension	Ground Lease

Appraised Value	Appraisal Report

Appraisal Date	Appraisal Report

Stabilized Appraised Value	Appraisal Report

Stabilized Appraisal Date	Appraisal Report

Appraiser Designation	Appraisal Report

In Conformance with FIRREA	Appraisal Report

In Conformance with USPAP	Appraisal Report

Original Balance	Promissory Note/Loan Agreement

Gross Margin	Promissory Note/Loan Agreement

Reset Index	Promissory Note/Loan Agreement

Rounding Factor	Promissory Note/Loan Agreement

Time of Rounding (Before Spread, After Spread)	Promissory Note/Loan Agreement

Rounding Direction	Promissory Note/Loan Agreement

Lookback Period	Promissory Note/Loan Agreement

Strike Price	Promissory Note/Loan Agreement/LIBOR Cap Agreement

Strike Price Period to but excluding	Promissory Note/Loan Agreement/LIBOR Cap Agreement/Collateral Assignment of Interest Rate Cap Agreement

1st LIBOR Cap Strike Price Step (%)	Promissory Note/Loan Agreement/LIBOR Cap Agreement

1st LIBOR Cap Strike Price Step Period to but excluding	Promissory Note/Loan Agreement/LIBOR Cap Agreement

ATTACHMENT A

Attribute	Source Document

2nd LIBOR Cap Strike Price Step (%)	Promissory Note/Loan Agreement/LIBOR Cap Agreement

2nd LIBOR Cap Strike Price Step Period to but excluding	Promissory Note/Loan Agreement/LIBOR Cap Agreement

Mortgage Rate Floor	Promissory Note/Loan Agreement

LIBOR Cap	LIBOR Cap Agreement

LIBOR Cap Provider	LIBOR Cap Agreement

LIBOR Cap Provider Rating	Provided by the Company/Bloomberg

Trust Advisor Fee	Provided by the Company

Trustee Fee	Provided by the Company

CREFC© IP Royalty License Fee Rate	Provided by the Company

Master Servicing Fee	Provided by the Company

Back-up Advancing Agent Fee	Provided by the Company

Administrative Fee Rate	Provided by the Company

Interest Accrual Start	Promissory Note/Loan Agreement

Interest Accrual End	Promissory Note/Loan Agreement

Interest Accrual Method	Promissory Note/Loan Agreement

Note Date	Promissory Note/Loan Agreement

First Payment Date	Promissory Note/Loan Agreement

Payment Due Date	Promissory Note/Loan Agreement

Grace Period	Promissory Note/Loan Agreement

Grace Days—Late Fee	Promissory Note/Loan Agreement

Grace Days—Default	Promissory Note/Loan Agreement

Annual Debt Service Payment (P&I)	Promissory Note/Loan Agreement

Original IO Period	Promissory Note/Loan Agreement (for amortizing loans)

Original Amort. Term (months)	Promissory Note/Loan Agreement

Rate Type	Promissory Note/Loan Agreement

ATTACHMENT A

Attribute	Source Document

Amortization Type	Promissory Note/Loan Agreement

Scheduled Maturity Date	Promissory Note/Loan Agreement

Extended Final Maturity Date	Promissory Note/Loan Agreement

Prepayment Provisions	Promissory Note/Loan Agreement

Partial Prepay/Release (Y/N)	Promissory Note/Loan Agreement

Partial Prepay/Release Description	Promissory Note/Loan Agreement

Origination Fee	Servicer Report/Settlement Statement

First Extension Period (months)	Promissory Note/Loan Agreement

First Extension Fee	Promissory Note/Loan Agreement

First Extension Margin Increase	Promissory Note/Loan Agreement

First Extension Floor	Promissory Note/Loan Agreement

First Extension Cap	Promissory Note/Loan Agreement

Second Extension Period (months)	Promissory Note/Loan Agreement

Second Extension Fee	Promissory Note/Loan Agreement

Second Extension Margin Increase	Promissory Note/Loan Agreement

Second Extension Floor	Promissory Note/Loan Agreement

Second Extension Cap	Promissory Note/Loan Agreement

Third Extension Period (months)	Promissory Note/Loan Agreement

Third Extension Fee	Promissory Note/Loan Agreement

Third Extension Margin Increase	Promissory Note/Loan Agreement

Third Extension Floor	Promissory Note/Loan Agreement

Third Extension Cap	Promissory Note/Loan Agreement

Exit Fee (Non Penalized)	Promissory Note/Loan Agreement

Exit Fee (Penalized)	Promissory Note/Loan Agreement

Single Tenant? (Yes/No)	Underwritten Rent Roll/Certified Rent Roll

Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll

Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll

Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll

ATTACHMENT A

Attribute	Source Document

Second Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll

Second Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll

Second Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll

Third Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll

Third Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll

Third Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll

Fourth Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll

Fourth Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll

Fourth Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll

Fifth Largest Major Tenant	Underwritten Rent Roll/Certified Rent Roll

Fifth Largest Major Tenant NRSF	Underwritten Rent Roll/Certified Rent Roll

Fifth Largest Major Tenant Lease Maturity Date	Underwritten Rent Roll/Certified Rent Roll

Third Most Recent Statement Number of Months	Company Underwritten Cash Flow Statement

Third Most Recent Statement Ending Date	Company Underwritten Cash Flow Statement

Third Most Recent Revenues	Company Underwritten Cash Flow Statement

Third Most Recent Expenses	Company Underwritten Cash Flow Statement

Second Most Recent Statement Number of Months	Company Underwritten Cash Flow Statement

Second Most Recent Statement Ending Date	Company Underwritten Cash Flow Statement

Second Most Recent Revenues	Company Underwritten Cash Flow Statement

Second Most Recent Expenses	Company Underwritten Cash Flow Statement

Most Recent Annualized/Trailing 12	Company Underwritten Cash Flow Statement

Most Recent Statement Number of Months	Company Underwritten Cash Flow Statement

Most Recent Statement Ending Date	Company Underwritten Cash Flow Statement

Most Recent Revenues	Company Underwritten Cash Flow Statement

Most Recent Expenses	Company Underwritten Cash Flow Statement

U/W Revenues	Company Underwritten Cash Flow Statement

U/W Expenses	Company Underwritten Cash Flow Statement

Stabilized U/W Revenues	Company Underwritten Cash Flow Statement

ATTACHMENT A

Attribute	Source Document

Stabilized U/W Expenses	Company Underwritten Cash Flow Statement

Stabilized U/W NCF	Company Underwritten Cash Flow Statement

Stabilized Year	Provided by Company

Type of Lockbox	Cash Management Agreement/Loan Agreement

Cash Management	Cash Management Agreement/Loan Agreement

Cash Management Trigger	Cash Management Agreement/Loan Agreement

Initial Tax Escrow	Settlement Statement/Loan Agreement

Monthly Tax Escrow	Settlement Statement/Loan Agreement/Servicer Report

Initial Insurance Escrow	Settlement Statement/Loan Agreement

Monthly Insurance Escrow	Settlement Statement/Loan Agreement/Servicer Report

Recommended Annual Replacement Reserves	Engineering Report

U/W Annual Replacement Reserves	Company Underwritten Cash Flow Statement

Escrowed Replacement Reserves Initial Deposit	Settlement Statement/Loan Agreement

Escrowed Monthly Replacement Reserves	Settlement Statement/Loan Agreement

Replacement Reserves Capped Amount	Settlement Statement/Loan Agreement

U/W Annual TI/LC Reserves	Company Underwritten Cash Flow Statement

Escrowed TI/LC Reserves Initial Deposit	Settlement Statement/Loan Agreement

Escrowed Monthly TI/LC Reserves	Settlement Statement/Loan Agreement

TI/LC Capped Amount	Settlement Statement/Loan Agreement

Certain Capital Improvements	Settlement Statement/Loan Agreement

Certain Capital Improvements Description	Settlement Statement/Loan Agreement

Debt Service Calculation Column	Settlement Statement/Loan Agreement

Escrowed Other Reserves Initial Deposit	Settlement Statement/Loan Agreement

Escrowed Annual Other Reserves	Settlement Statement/Loan Agreement

Escrowed Annual Other Reserves Capped Amount	Settlement Statement/Loan Agreement

Other Reserves Description	Settlement Statement/Loan Agreement

ATTACHMENT A

Attribute	Source Document

Environmental Report Date	Phase I Environmental Report

Environmental Escrow at Closing	Settlement Statement/Loan Agreement

Phase II Performed?	Phase II Environmental Report

Phase II Date	Phase II Environmental Report

Estimated Cost to cure	Phase II Environmental Report

Engineering Report Date	Engineering Report

Immediate Recommended Repairs	Engineering Report

Immediate Repairs Escrow at Closing	Settlement Statement/Loan Agreement

Seismic Report Date	Seismic Report

PML %	Seismic Report/Engineering Report

Earthquake Insurance (Yes/No)	Insurance Certificates/Insurance Analysis

Earthquake Coverage	Insurance Certificates/Insurance Analysis

Terrorism Insurance	Insurance Certificates/Insurance Analysis

Flood Insurance	Insurance Certificates/Insurance Analysis

Flood Coverage	Insurance Certificates/Insurance Analysis

Borrower Name	Promissory Note/Loan Agreement

Special Purpose Entity (Yes/No)	Promissory Note/Loan Agreement

Non-Consolidation Opinion? (Yes/No)	Opinion of Counsel

Independent Director? (Yes/No)	Promissory Note/Loan Agreement

Property/Sponsor Bankruptcy History	Certificate of Good Standing

Recourse Carveout Guarantor	Guaranty/Loan Agreement

Property Manager	Management Agreement

How many times may the loan be assumed concurrent with a transfer of property ownership? (Zero to Unlimited)	Promissory Note/Loan Agreement

What is the assumption fee upon each occurrence?	Promissory Note/Loan Agreement

Loan Purpose (Acquisition, Refinance)	Settlement Statement

Acquisition Price	Settlement Statement

ATTACHMENT A

Attribute	Source Document

Existing Secured Debt ($)	Promissory Note/Loan Agreement

Existing Secured Debt (Rate)	Promissory Note/Loan Agreement

Existing Secured Debt (Maturity Date)	Promissory Note/Loan Agreement

Existing Unsecured Subordinate Debt ($)	Promissory Note/Loan Agreement

Existing Unsecured Subordinate Debt (Rate)	Promissory Note/Loan Agreement

Existing Unsecured Subordinate Debt (Maturity Date)	Promissory Note/Loan Agreement

Existing Mezz Debt ($)	Promissory Note/Loan Agreement

Existing Mezz Debt (Rate)	Promissory Note/Loan Agreement

Existing Mezz Debt (Maturity Date)	Promissory Note/Loan Agreement

Future Secured Debt ($)	Promissory Note/Loan Agreement

Future Funding Amount	Promissory Note/Loan Agreement

Future Funding Amount Advanced	Provided by the Company

Debt type	Promissory Note/Loan Agreement

Future Secured Debt (Terms)	Promissory Note/Loan Agreement

Future Unsecured Subordinate Debt ($)	Promissory Note/Loan Agreement

Future Unsecured Subordinate Debt (Terms)	Promissory Note/Loan Agreement

Future Mezz Debt ($)	Promissory Note/Loan Agreement

Future Mezz Debt Permitted (Yes/No)	Promissory Note/Loan Agreement

Future Mezz Debt (Terms)	Promissory Note/Loan Agreement

Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance	Promissory Note/Loan Agreement

Controlling Pooling & Servicing Agreement	Provided by the Company

Servicing Fee	Provided by the Company

DST Structure	Promissory Note/Loan Agreement

Tenancy in Common	Promissory Note/Loan Agreement

Prior Securitization	Promissory Note/Loan Agreement

Borrower Equity	Provided by the Company

Future Funding Force Funded Date	Promissory Note/Loan Agreement

Repeat Borrower	Provided by the Company

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute	Calculation Methodology

Cut-Off Date Balance Net Certain Capital Improvements	Cut-off Date Balance minus Certain Capital Improvements.

% of Total Cut-off Date Balance	Cut-off Date Balance divided by the aggregate of all Cut-off Date Balances.

Allocated Cut-off Date Balance	Equals the Cut-off Date Balance.

Allocated % of Total Cut-off Date Balance	Allocated Cut-off Date Balance divided by the aggregate of all Allocated Cut-off Date Balances.

Allocated Cut-off Date Balance per Unit	Allocated Cut-off Date Balance divided by Property Size.

Loan Balance at Maturity	For interest only loans, equals the Original Balance plus the Future Funding Amount, if any. For amortizing loans, the Original Balance less the total amortization calculated with reference to the First Payment Date, Scheduled Maturity Date and Current Mortgage Rate.

Cut-off Date LTV Ratio	The sum of (i) Cut-off Date Balance, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance, divided by the Appraised Value.

Cut-off Date Net of Certain Capital Improvements LTV Ratio	The sum of (i) Cut-off Date Balance Net Certain Capital Improvements, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance, divided by the Appraised Value.

Maturity Date / ARD LTV Ratio	The sum of (i) Loan Balance at Maturity, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance, divided by the Stabilized Appraised Value.

Stabilized LTV Ratio	The sum of (i) Cut-off Date Balance, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance, divided by Stabilized Appraised Value.

LIBOR Floor	If applicable, Mortgage Rate Floor minus Gross Margin.

Mortgage Rate Cap	Gross Margin plus LIBOR Cap.

Current Mortgage Rate	The lesser of: (i) the Greater of: Mortgage Rate Floor and Gross Margin plus LIBOR, and (ii) Mortgage Rate Cap.

ATTACHMENT B

Attribute	Calculation Methodology

Administrative Fee Rate	Sum of: Trust Advisor Fee, Trustee Fee, CREFC® IP Royalty License Fee Rate, Master Servicing Fee, and Back-up Advancing Agent Fee.

Net Mortgage Rate	Current Mortgage Rate minus the Administrative Fee Rate.

Annual Debt Service Payment (IO)	Cut-off Date Balance multiplied by Current Mortgage Rate divided by 360 multiplied by 365.

Annual Debt Service Payment (Cap)	Cut-off Date Balance multiplied by Mortgage Rate Cap divided by 360 multiplied by 365.

Original Term to Maturity (months)	Months between the First Payment Date and the Scheduled Maturity Date.

Original IO Period (months)	Equals the Original Term to Maturity (months) (for interest only loans).

Seasoning (months)	Number of payments between and including the First Payment Date and the Cut-off Date.

Remaining Term to Maturity (months)	Original Term to Maturity (months) minus Seasoning (months).

Remaining Lockout Months as of Cut Off Date	Number of lockout months in Prepayment Provisions minus Seasoning (months).

Largest Major Tenant NRSF%	Largest Major Tenant NRSF divided by Property Size.

Second Largest Major Tenant NRSF%	Second Largest Major Tenant NRSF divided by Property Size.

Third Largest Major Tenant NRSF%	Third Largest Major Tenant NRSF divided by Property Size.

Fourth Largest Major Tenant NRSF%	Fourth Largest Major Tenant NRSF divided by Property Size.

Fifth Largest Major Tenant NRSF%	Fifth Largest Major Tenant NRSF divided by Property Size.

Third Most Recent NOI	Third Most Recent Revenues minus Third Most Recent Expenses.

Third Most Recent NOI DSCR	Third Most Recent NOI divided by Annual Debt Service Payment (IO).

Second Most Recent NOI	Second Most Recent Revenues minus Second Most Recent Expenses.

Second Most Recent NOI DSCR	Second Most Recent NOI divided by Annual Debt Service Payment (IO).

ATTACHMENT B

Attribute	Calculation Methodology

Most Recent NOI	Most Recent Revenues minus Most Recent Expenses.

Most Recent NOI DSCR	Most Recent NOI divided by Annual Debt Service Payment (IO).

U/W NOI	U/W Revenues minus U/W Expenses.

U/W NOI DSCR (IO)	U/W NOI divided by Annual Debt Service Payment (IO).

U/W NOI DSCR (IO) w/ Debt Service if applicable	Either: (i) U/W NOI DSCR (IO), or (ii) if U/W NOI DSCR (IO) < 1, the sum of (i) U/W NOI, and (ii) Debt Service Calculation Column divided by Annual Debt Service Payment (IO).

U/W NOI DSCR (P&I)	U/W NOI divided by Annual Debt Service Payment (P&I).

U/W NOI DSCR (Cap)	U/W NOI divided by Annual Debt Service Payment (Cap).

U/W NOI DSCR (Cap) w/ Debt Service if applicable	Either: (i) U/W NOI DSCR (Cap), or (ii) if U/W NOI DSCR (Cap) < 1, the sum of U/W NOI plus Debt Service Calculation divided by Annual Debt Service Payment (Cap).

U/W NOI DY	U/W NOI divided by the sum of (i) the Cut-Off Date Balance, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

U/W NOI DY Net of Certain Capital Improvements	U/W NOI divided by Cut-Off Date Balance Net Certain Capital Improvements.

U/W NCF	U/W NOI minus U/W Annual Replacement Reserves minus U/W Annual TI/LC Reserves.

U/W NCF DSCR (IO)	U/W NCF divided by Annual Debt Service Payment (IO).

U/W NCF DSCR (IO) w/ Debt Service if applicable	Either: (i) U/W NCF DSCR (IO), or (ii) if U/W NCF DSCR (IO) < 1, the sum of (i) U/W NCF, and (ii) Debt Service Calculation Column divided by Annual Debt Service Payment (IO).

U/W NCF DSCR (P&I)	U/W NCF divided by Annual Debt Service Payment (P&I).

U/W NCF DSCR (Cap)	U/W NCF divided by Annual Debt Service Payment (Cap).

ATTACHMENT B

Attribute	Calculation Methodology

U/W NCF DSCR (Cap) w/ Debt Service if applicable	Either: (i) U/W NCF DSCR (Cap), or (ii) if U/W NCF DSCR (Cap) < 1, the sum of U/W NCF plus Debt Service Calculation Column divided by Annual Debt Service Payment (Cap).

U/W NCF DY	U/W NCF divided by the sum of (i) Cut-Off Date Balance, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

U/W NCF DY Net of Certain Capital Improvements	U/W NCF divided by the sum of (i) Cut-Off Date Balance Net Certain Capital Improvements, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

Stabilized U/W NOI	Stabilized U/W Revenues minus Stabilized U/W Expenses.

Stabilized U/W NOI DSCR (IO)	Stabilized U/W NOI divided by Annual Debt Service Payment (IO).

Stabilized U/W NOI DSCR (P&I)	Stabilized U/W NOI divided by Annual Debt Service Payment (P&I).

Stabilized U/W NOI DY	Stabilized U/W NOI divided by the sum of (i) Cut-off Date Balance, (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

Stabilized U/W NCF DSCR (IO)	Stabilized U/W NCF divided by Annual Debt Service Payment (IO).

Stabilized U/W NCF DSCR (P&I)	Stabilized U/W NCF divided by Annual Debt Service Payment (P&I).

Stabilized U/W NCF DY	Stabilized U/W NCF divided by the sum of (i) Cut-off Date Balance, and (ii) Related Pari Passu/Senior Non-Trust Loans Aggregate Cut-off Date Principal Balance.

PML ($)	Equals PML (%) multiplied by Appraised Value.

Principal/Sponsor Name	Equals the Recourse Carveout Guarantor.

Trust Debt Exposure	Equals Cut-off Date Balance.

Total Debt ($)	The sum of: Future Funding Amount, Trust Debt Exposure, Existing Mezz Debt ($), Future Mezz Debt ($), Existing Secured Debt ($), Future Unsecured Subordinate Debt ($), less Future Funding Advanced Amount if applicable.

ATTACHMENT B

Attribute	Calculation Methodology

Total Debt Annual Debt Service Payment (IO)	If applicable, Current Mortgage Rate multiplied by 365 divided by 360 and multiplied by Total Debt ($).

Total Debt Annual Debt Service Payment (Cap)	If applicable, Mortgage Rate Cap multiplied by 365 divided by 360 multiplied by Total Debt ($).

Total Debt U/W NOI DSCR (IO)	If applicable, U/W NOI divided by Total Debt Annual Debt Service Payment (IO).

Total Debt U/W NOI DSCR (Cap)	If applicable, U/W NOI divided by Total Debt Annual Debt Service Payment (Cap).

Total Debt U/W NOI DY	If applicable, U/W NOI divided by the difference between Total Debt ($) and Certain Capital Improvements.

Total Debt U/W NCF DSCR (IO)	If applicable, U/W NCF divided by Total Debt Annual Debt Service Payment (IO).

Total Debt U/W NCF DSCR (Cap)	If applicable, U/W NCF divided by Total Debt Annual Debt Service Payment (Cap).

Total Debt U/W NCF DY	If applicable, U/W NCF divided by the difference between Total Debt ($) and Certain Capital Improvements.

Total Debt Stabilized U/W NOI DSCR (IO)	If applicable, Stabilized U/W NOI divided by Total Debt Annual Debt Service Payment (IO).

Total Debt Stabilized U/W NOI DY	If applicable, Stabilized U/W NOI divided by Total Debt ($).

Total Debt Stabilized U/W NCF DSCR (IO)	If applicable, Stabilized U/W NCF divided by Total Debt Annual Debt Service Payment (IO).

Total Debt Stabilized U/W NCF DY	If applicable, Stabilized U/W NCF divided by Total Debt ($).

Total Debt Cut-off Date LTV Ratio	If applicable, the difference between Total Debt ($) and Certain Capital Improvements divided by Appraised Value.

Total Debt Cut-off Date Stabilized LTV Ratio	If applicable, Total Debt ($) divided by Stabilized Appraised Value.

% of Loan FF	Future Funding Amount divided by Total Debt ($).

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the Source Document indicated as “Provided by the Company” we were instructed by the Company to assume the attribute is accurate and not perform any procedure.

2.	For four of the 24 Mortgage Loans (The View at Lake Highlands, The Convoy Retail Center, Valore at Southern Park, and The Creek at Stone Oak), we were informed by the Company that the respective Mortgage Loans were not closed as of the date of this report. Therefore, the final Company Underwritten Cash Flow Statement, Underwritten Rent Roll, Appraisal, Engineering Report, Environmental Report, Settlement Statement, Loan Agreement, Promissory Note, Reserve Agreement, Cash Management Agreement, Title Policy, Interest Rate Cap Agreement, Management Agreement, LIBOR Cap Agreement, and Recourse Guaranty for these aforementioned unclosed Mortgage Loans were not provided to us. We were instructed by the Company to use the information as provided in the Data File for all the Compared Attributes affected by the aforementioned Source Documents. For these five Mortgage Loans, for the purposes of recomputing the Recomputed Attributes in Attachment B that utilize in the calculation methodology a Compared Attribute from Attachment A, the Company instructed us to assume the value in the Data File is accurate.

3.	We were instructed by the Company to follow the instructions listed below pertaining to the applicable Mortgage Loan and Attribute:

Mortgage Loan	Attribute(s)	Company Instruction

All loans with an interest rate cap agreement in place	Strike Price Period to but excluding; 2nd LIBOR Cap Strike Price Period to but excluding; 3rd LIBOR Cap Strike Price Period to but excluding, as applicable	Expiration date of the interest rate cap agreement is captured for the final applicable strike price period, regardless of whether or not the final date is included or excluded.

Woodlake Center Portfolio	Property/Sponsor Bankruptcy History	Provided by Company

Monarch Portfolio	Original Balance	Include only the allocated loan amounts for the two properties remaining in the portfolio: River Exchange and North Bridges

227 Fayetteville	Property/Sponsor Bankruptcy History	Provided by Company

Kearny & Clay	Strike Price; Strike Price to but excluding; 1st LIBOR Cap Strike Price Step (%); 1st LIBOR Cap Strike Price Step Period to but excluding; 2nd LIBOR Cap Strike Price Step (%); 2nd LIBOR Cap Strike Price Step Period to but excluding; LIBOR Cap Provider	Provided by Company

400 North Elizabeth	Current Mortgage Rate; Net Mortgage Rate; Annual Debt Service Payment (IO)	Use 6.00% for the Current Mortgage Rate regardless of the LIBOR cap.

400 North Elizabeth	Earthquake Insurance (Yes/No); Earthquake Coverage; Terrorism Insurance; Flood Insurance; Flood Coverage	Provided by Company

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